UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

3741 Worthington Road

Collegeville, PA 19426-3431

 (Address of principal executive offices)(Zip code)

Donald A. Peterson

3741 Worthington Road

Collegeville, PA 19426-3431

 (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 802-3007

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Valley Forge Fund, Inc.

(VAFGX)

SEMI-ANNUAL REPORT

June 30, 2014

(Unaudited)

Valley Forge Fund, Inc.
Top Ten Holdings
June 30, 2014 (Unaudited)

As of June 30, 2014, the Fund's top ten holdings were as follows:

Holdings	% of Net Assets
US Bank Money Market Savings - IT 0.05%	22.11%
American International Group, Inc.	12.61%
Birchcliff Energy Ltd. (Canada)	10.15%
Bank of America Warrant, 1/16/2019, Class A	7.47%
Apple, Inc.	6.61%
Forest Oil Corp.	6.21%
Sandridge Energy, Inc.	5.78%
Citigroup, Inc.	4.83%
Fannie Mae PFD 8.25%, 12/31/49	4.72%
Leucadia National Corp.	4.44%
84.93%

Valley Forge Fund, Inc.
Sector Weightings
June 30, 2014 (Unaudited)

As of June 30, 2014, the Fund's portfolio was invested in the following sectors:

Sectors	% of Net Assets
Common Stocks
Crude Petroleum & Natural Gas	23.77%
Electronic Computers	6.61%
Fire, Marine & Casualty Insurance	14.08%
Federal & Federally-Sponsored Credit Agencies	2.30%
Gold & Silver Ores	2.37%
Meat Packing Plants	4.44%
National Commercial Banks	4.83%
Corporate Bonds	4.12%
Preferred Stocks	8.02%
Warrants	7.47%
Short-Term Investments	22.11%
Liabilities in Excess of Other Assets	-0.12%
Total	100.00%

	Valley Forge Fund, Inc.
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 58.40%

Crude Petroleum & Natural Gas - 23.77%
165,533	Birchcliff Energy Ltd. (Canada) *	$ 2,196,623
60,000	Exco Resources, Inc.	353,400
589,500	Forest Oil Corp. *	1,344,060
175,000	Sandridge Energy, Inc. *	1,251,250
		5,145,333
Electronic Computers - 6.61%
15,400	Apple, Inc.	1,431,122

Fire, Marine & Casualty Insurance - 14.08%
50,000	American International Group, Inc.	2,729,000
675	Fairfax Financial Holdings, Ltd. (Canada)	318,939
		3,047,939
Federal & Federally-Sponsored Credit Agencies - 2.30%
66,521	Federal Home Loan Mortgage Corp. *	256,771
61,793	Federal National Mortgage Association *	241,611
		498,382
Gold & Silver Ores - 2.37%
10,000	Barrick Gold Corp. (Canada)	183,000
78,167	Novagold Resources, Inc. (Canada) *	329,083
		512,083
Meat Packing Plants - 4.44%
36,636	Leucadia National Corp.	960,596

National Commercial Banks - 4.83%
22,200	Citigroup, Inc.	1,045,620

TOTAL FOR COMMON STOCKS (Cost $9,547,964) - 58.40%		$ 12,641,075

CORPORATE BONDS - 4.12%
1,353,000	Fortress Paper Ltd. 6.5%, 12/31/16	892,980

TOTAL FOR CORPORATE BONDS (Cost $903,474) - 4.12%		$ 892,980

PREFERRED STOCKS - 8.02%
98,726	Fannie Mae PFD 8.25%, 12/31/49 *	1,021,814
65,379	Freddie Mac PFD 8.375%, 12/31/49 *	713,285

TOTAL FOR PREFERRED STOCKS (Cost $1,737,834) - 8.02%		$ 1,735,099

WARRANT - 7.47%
235,722	Bank of America Warrant, 1/16/2019, Class A	1,617,053

TOTAL FOR WARRANT (Cost $902,979) - 7.47%		$ 1,617,053

SHORT TERM INVESTMENTS - 22.11%
4,785,468	US Bank Money Market Savings - IT 0.05% **	4,785,468

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,785,468) - 22.11		$ 4,785,468

TOTAL INVESTMENTS (Cost $17,877,719) - 100.12%		$ 21,671,675

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%		(25,774)

NET ASSETS - 100.00%		$ 21,645,901

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $17,877,719)	$ 21,671,675
Receivables:
Shareholder Subscriptions	114,660
Dividends and Interest	44,144
Prepaid Expenses	18,870
Total Assets	21,849,349
Liabilities:
Payables:
Portfolio Securities Purchased	158,807
Shareholder Redemptions	16,099
Accrued Advisory Fees	13,211
Accrued Administrative Fees	3,001
Accrued Director Fees	0
Other Expenses	12,330
Total Liabilities	203,448
Net Assets	$ 21,645,901

Net Assets Consist of:
Net Capital Paid In on Shares of Capital Stock	$ 16,503,965
Accumulated Undistributed Net Investment Loss	(182,886)
Accumulated Realized Gain on Investments	1,530,866
Unrealized Appreciation in Value of Investments	3,793,956
Net Assets (based on 1,730,414 shares outstanding)	$ 21,645,901

Net Asset Value	$ 12.51

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statement of Operations
For the six months ended June 30, 2014 (Unaudited)

Investment Income:
Dividends	(net of foreign taxes withheld of $4,700)	$ 52,387
Interest		24,844
Total Investment Income		77,231

Expenses:
Advisory Fees (Note 3)		58,342
Administrative Fees (Note 3)		18,050
Audit Fees		4,711
Custody Fees		3,988
Insurance Fees		3,400
Legal Fees		6,905
Miscellaneous Fees		1,893
Transfer Agent Fees		15,300
Directors Fees		932
Printing and Mailing Fees		2,421
NSCC Fees		1,554
State and Local Taxes other than Income Taxes		-
Registration Fees		12,844
Total Expenses		130,340
Fees Waived and Reimbursed by the Advisor		-
Net Expenses		130,340

Net Investment Loss		(53,109)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments		1,310,616
Net Change in Unrealized Appreciation on Investments		1,305,213
Net Realized and Unrealized Gain on Investments		2,615,829

Net Increase in Net Assets Resulting from Operations		$ 2,562,720

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2014	12/31/2013
Increase in Net Assets From Operations:
Net Investment Loss	$ (53,109)	$ (165,482)
Net Realized Gain on Investments	1,310,616	2,237,873
Net Change in Unrealized Appreciation on Investments	1,305,213	1,394,178
Net Increase in Net Assets Resulting from Operations	2,562,720	3,466,569

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(1,978,610)
Net Change in Net Assets from Distributions	-	(1,978,610)

Capital Share Transactions:
Proceeds from Sale of Shares	7,923,544	1,770,194
Shares Issued on Reinvestment of Dividends	-	1,676,032
Cost of Shares Redeemed	(2,240,719)	(6,974,630)
Net Increase (Decrease) from Shareholder Activity	5,682,825	(3,528,404)

Net Assets:
Net Increase (Decrease) in Net Assets	8,245,545	(2,040,445)
Beginning of Period	13,400,356	15,440,801
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(182,886) and $(129,777) respectively)	$ 21,645,901	$ 13,400,356

Share Transactions:
Shares Sold	649,963	151,361
Shares Issued on Reinvestment of Dividends	-	159,927
Shares Redeemed	(192,034)	(627,088)
Net Increase (Decrease) in Shares	457,929	(315,800)
Outstanding at Beginning of Period	1,272,485	1,588,285
Outstanding at End of Period	1,730,414	1,272,485

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended December 31,
	6/30/2014		2013	2012	2011	2010	2009

Net Asset Value, at Beginning of Period	$ 10.53		$ 9.72	$ 9.61	$ 9.81	$ 8.82	$ 7.13

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.04)		(0.13)	0.04	0.09	0.11	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	2.02		2.70	0.12	(0.08)	1.07	1.57
Total from Investment Operations	1.98		2.57	0.16	0.01	1.18	1.73

Distributions:	-		(1.76)	(0.05)	(0.21)	(0.19)	(0.04)

Net Asset Value, at End of Period	$ 12.51		$ 10.53	$ 9.72	$ 9.61	$ 9.81	$ 8.82

Total Return **	18.80%	(b)	26.58%	1.67%	0.09%	13.36%	28.40%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 21,646		$ 13,400	$ 15,441	$ 22,079	$ 24,233	$ 9,159
Before Waivers
Ratio of Expenses to Average Net Assets	1.67%	(a)	1.90%	1.74%	1.56%	1.28%	1.37%
Ratio of Net Investment Income to Average Net Assets	(0.68)%	(a)	(1.56)%	0.33%	0.91%	1.20%	1.98%
After Waivers
Ratio of Expenses to Average Net Assets	1.67%	(a)	1.49%	1.64%	1.56%	1.28%	1.37%
Ratio of Net Investment Income to Average Net Assets	(0.68)%	(a)	(1.15)%	0.42%	0.91%	1.20%	1.98%
Portfolio Turnover	51.52%	(b)	51.59%	188.27%	45.47%	3.33%	15.89%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stock.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes significant accounting policies followed by the Fund:

Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Fund's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair-value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2014:

•

Level 1 – Unadjusted quoted prices in active markets for identical investments

•

Level 2 – Other significant, observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair-value hierarchy levels as of June 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$ 12,641,075	$ -	$ -	$ 12,641,075
Corporate Bonds	892,980	-	-	892,980
Preferred Stocks	1,735,099	-	-	1,735,099
Warrant	1,617,053	-	-	1,617,053
Short-Term Investments – US Bank Money Market Savings	4,785,468	-	-	4,785,468
Total	$ 21,671,675	$ -	$ -	$ 21,671,675

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2014. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to Shareholders on the ex-dividend date.  Permanent book and tax differences relating to Shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain or loss.  Undistributed net investment income and accumulated undistributed net realized gain or loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2013, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the six months ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: The Fund intends to distribute to the Shareholders substantially all of the net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

NOTE 3.  MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management recommendations to the Fund’s Officers.  As of November 1, 2012, the Fund had entered into an Interim Agreement with Boyle Capital Management, LLC (“BCM”) as the Investment Adviser of the Fund. The Adviser contractually agreed to waive a portion of the management fee in an effort to keep overall Fund expenses competitive.  The Interim Agreement continued until March 30, 2013.  For the period April 1, 2013 through May 31, 2013, the Board of Directors had taken over all trading.  At June 1, 2013, the Fund entered into an Advisory Agreement with BCM. The Fund has agreed to pay to BCM a net monthly fee equal to one-twelfth of 0.75% per month of the daily average net assets of the Fund based upon a Base Fee of 1.00% and a contractually agreed upon twelve-month Waiver of 0.25% through May 28, 2015.  For the six months ended June 30, 2014, the Fund accrued $58,342 in Adviser Fees.  At June 30, 2014, the Fund owed $13,211 to BCM for Advisory Fees.

Beginning In May 2011, the Board of Directors agreed to pay its Operations Manager an administrative fee, payable monthly, for providing management functions and day-to-day Fund operations at an annual rate of 0.20% based upon the average daily assets of the Fund or a monthly minimum of $3,000 and a maximum of $10,000. The fee is accrued daily and paid monthly. An administrative fee of $18,050 was accrued for the six months ended June 30, 2014. At June 30, 2014, the Fund owed $3,001 in administrative fees.

NOTE 4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2014, were $10,212,963 and $6,497,764, respectively.  At June 30, 2014, net unrealized appreciation for Federal income tax purposes aggregated $3,797,956, consisting of unrealized appreciation of $3,853,266 and unrealized depreciation of $59,310. The cost of investments at June 30, 2014, for Federal income tax purposes was $17,877,719.

NOTE 5.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2014, there were 10,000,000 shares of $.001 par value capital stock authorized.  The total capital paid in on shares of capital stock equaled $16,503,965.

NOTE 6.  FEDERAL INCOME TAXES

Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of December 31, 2013, the taxable components of distributable earnings were as follows:

                                           Undistributed realized gains

$    220,250

                                           Undistributed appreciation

$ 2,488,743

The tax character of distributions paid during the six months ended June 30, 2014 and fiscal year ended December 31, 2013 are as follows.

	2014	2013
Ordinary income	$ -	$ -
Long-term capital gains	$ -	$ 797,094
Short-term capital gains	$ -	$ 1,181,516

NOTE 7.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Valley Forge Fund, Inc.
Expense Illustration
June 30, 2014 (Unaudited)

Expense Example

As a shareholder of the Valley Forge Fund, Inc., you incur ongoing costs that consist of management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical that are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,188.03	$9.06
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.51	$8.35

* Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

VALLEY FORGE FUND, INC.

BOARD OF TRUSTEES

JUNE 30, 2014 (UNAUDITED)

DIRECTORS AND OFFICERS

The Fund’s business and affairs are managed under the direction of Directors that are elected annually to serve for one year.  Information published by the Fund contains additional information about these Directors, and is available without charge, by calling 1-855-833-6359.  Each Director may be contacted by writing to the President, C/O Valley Forge Fund, 3741 Worthington Road, Collegeville, PA 19426-3431.

Name, Address and Age	Position in the Fund	Term of Office and Length of Time Served	Principal Occupation Past Five Years	No. of Funds Overseen by Director
Interested Officers and Directors: *
Donald A. Peterson, 3741 Worthington Road Collegeville, PA 19426 Age: 73	President, Operations Manager, and Director	Elected as President on April 26, 2011and Director on Aug 15, 1974	Operations Manager, Valley Forge Fund and Program Manager, DRS Technologies, Horsham, PA 19044	One
Lauren P. Tornetta, 10 Winding Ridge Road Collegeville, PA 19426 Age: 36	Secretary -Treasurer, and Director	Elected as Secretary-Treasurer on August 16, 2011, and Director on November 30, 2011	Director of Regulatory Affairs, Pfizer Corporation, Collegeville, PA 19426	One

Independent Directors
Robert M. McGinnis 2 Ebelhare Road Pottstown, PA 19465 Age: 61	Director and Chairman of the Board	Served since August 13, 2013	Business Development Manager, DRS Technologies, Horsham, PA 19044	One
Robert W. Mohollen 2442 Welsh Drive Sanatoga, PA 19464 Age: 51	Director	Served since February 7, 2012	Certified Public Accountant and Business Financial Adviser	One
Stanley N. Rosenblatt 1403 Lilac Court Lansdale, PA 19446 Age: 71	Director and Chief Compliance Officer	Served since April 17, 2014	Contracts Manager, DRS Technologies, Horsham, PA 19044	One

* "Interested Persons," is as defined in the Investment Company Act of 1940.  Mr. Peterson and Ms. Tornetta (the daughter of Mr. Peterson, the President, Operations Manager, and Director) are Interested Persons because all officers of the Fund are considered to be so.

VALLEY FORGE FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2014 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-800-869-1679 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters ended on March 31 and September 30, respectively. The Fund’s Form N-Qs are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-869-1679.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-855-833-6359.

 1-800-869-1679

                 This report is provided for the general information of the Shareholders of the Valley Forge Fund. This report is not intended for distribution to prospective investors in this Fund, unless preceded or accompanied by an effective Prospectus.

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Mr. Peterson who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

Mr. Peterson is still responsible for the approval of all financial documentation. The current Fund Auditor is Meyler & Company, P.C.

The Board of Directors of the Fund has determined that Mr. John S. Zaborowski (Chairman of the Board of Directors) is the Audit Committee’s Chairman and has the financial responsibility along with Mr. Peterson for all financial documentation.Mr. Zaborowski is Independent Director, as defined under Item 3 (a)(1)(i) as stated in Form N-CSR wherein for the year ended December 31, 20010, he did not accept directly or indirectly any consulting, advisory, or compensatory fee from the Fund or he is not an interested person of the Fund as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

Donald A. Peterson is the President of the Fund. He handles all financial matters of the Fund and has along with support from the Fund’s Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund, but also properly publish disclosures of the Fund’s operations.

The SEC conducted a review of the Fund’s internal controls during 2007. The Fund retained independent legal and CPA services to assist the Fund and its manager in responding to the SEC concerns and comments over the Fund’s internal controls, lack of separate legal counsel for the Fund and the lack of an independent custodian of the Fund. As of the date of this report, the Fund's management has periodically retained legal counsel for the Fund, as required.

The Fund’s management conducted a review of the effectiveness of the Fund’s disclosure controls and procedures with the required 90-day period prior to the filing date of this report on Form N-CSR for the purpose of providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund,

2.

Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and

3.

Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund’s assets that could have a material effect on the financial statements.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

By: /s/ Donald A. Peterson

Donald A. Peterson

President

Date: August 18, 2014

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By: /s/ Donald A. Peterson

Donald A. Peterson

President

Date: August 18, 2014